OTHER ACCRUED LIABILITIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
OTHER ACCRUED LIABILITIES
NOTE 5. OTHER ACCRUED LIABILITIES

Accrued liabilities consisted of the following:

	June 30, 2011 (Unaudited)	December 31, 2010
Payroll liabilities	$1,054,684	$998,410
Professional fees	64,727	118,946
Accrued legal claims payable	235,540	274,231
Acquisition related costs	55,000	—
GTC acquisition payable	250,000	—
Due to joint venture partner	—	2,185,000
OTHER ACCRUED LIABILITIES	$1,659,951	$3,576,587

NOTE 6

Other Accrued Liabilities

Accrued liabilities included the following as of December 31,

	2010	2009
Payroll liabilities	$998,410	$1,007,079
Professional fees	118,946	118,946
Accrued legal claims payable	274,231	—
Due to joint venture partner	2,185,000	2,185,000
Other accrued liabilities	$3,576,587	$3,311,025